Commitments and Contingencies - Additional Information (Detail) (USD $)		1 Months Ended	12 Months Ended		12 Months Ended								1 Months Ended
	Dec. 31, 2012	Feb. 03, 2009 Androgel Antitrust Litigation [Member] Cases	Dec. 31, 2012 Medical West Ballas Pharmacy, LTD [Member]	Dec. 31, 2012 Hormone Replacement Therapy Litigation [Member] LegalMatter Plaintiff	Dec. 31, 2012 Hormone Replacement Therapy Litigation [Member] Stroke [Member] Cases	Dec. 31, 2012 Cipro Litigation [Member] Cases	Dec. 31, 2012 Drug pricing actions settlement [Member]	Dec. 31, 2012 Fentanyl Transdermal System Litigation [Member] Plaintiff LegalMatter	Dec. 31, 2012 Metoclopramide Litigation [Member] LegalMatter	Dec. 31, 2012 Alendronate Litigation [Member] LegalMatter Plaintiff	Dec. 31, 2012 Alendronate Litigation [Member] California [Member] LegalMatter	Dec. 31, 2012 Alendronate Litigation [Member] New Jersey [Member] Cases	Nov. 09, 2012 Ferring B.V. [Member] Cases	Nov. 25, 2011 Ferring B.V. [Member] Cases	Jul. 07, 2011 Ferring B.V. [Member] Cases	Dec. 31, 2012 Ferring B.V. [Member] LegalMatter
Loss Contingencies [Line Items]
Accrued expenses	$ 230,800,000						$ 154,400,000
Approximately cases filed against Watson		3			2	42							1	1	1
Approximately number of cases pending against company				32				10	2,000	380	7	350				3
Approximate number of plaintiffs				32				21		465
Minimum statutory damages per violation			$ 500
Cases have been consolidated in the U.S. District Court										18